Label	Element	Value
AB High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION AB High Yield ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to maximize total return consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year of the Predecessor Fund (as defined below), the Predecessor Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities rated Ba1 or lower by Moody’s Investors Service (“Moody’s”), or BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or the equivalent by any nationally recognized statistical rating organization (“NRSRO”) (commonly known as “junk bonds”); unrated securities considered by the Adviser to be of comparable quality; and related derivatives.
The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may also invest in equity securities.

In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative analysis with fundamental credit and economic research in seeking to exploit these inefficiencies.
The Fund invests most often in securities of U.S. issuers, but may also purchase fixed-income securities of foreign issuers, including securities denominated in foreign currencies and securities of emerging market issuers. The Adviser may or may not hedge any foreign currency exposure through the use of currency-related derivatives.
The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent, subject to the limits of applicable law. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use credit default and interest rate swaps to gain exposure to the fixed-income markets or particular fixed-income securities and, as noted above, may use currency-related derivatives. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Market Risk: The value of the Fund’s assets will fluctuate as the markets for securities in which the Fund invests fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•
Credit Risk: An issuer or guarantor of a fixed-income security may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•
Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

•
Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•
Foreign (Non‑U.S.) Investments Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

•
Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

•
Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

•
ETF Share Price and Net Asset Value Risk: The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). Shares are bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

•
Authorized Participant Risk: Only a limited number of financial institutions that enter into an authorized participant agreement with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a premium or discount to the Fund’s NAV, or the Fund could face trading halts or de‑listing.

•
Active Trading Market Risk: There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shown below provides some indications of the risks of investing in this Fund. Prior to commencing operations, the Fund acquired the assets and liabilities of AB High Yield Portfolio (the “Predecessor Fund”), a series of AB Bond Fund, Inc., and adopted the accounting and performance history of that fund and its predecessor (the “Reorganization”), as of the close of business on May 12, 2023. The information shown below relates to performance of Advisor Class shares of the Predecessor Fund. Performance history for the Predecessor Fund prior to July 26, 2016 reflects the historical performance of the AB High Yield Portfolio, a series of The AB Pooling Portfolios. The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund.
The performance of the Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund’s acquisition of the Predecessor Fund, the other share classes of the Predecessor Fund were converted into Advisor Class shares.

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Predecessor Fund’s performance changed from year to year over ten years; and
•	how the Predecessor Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—ETFs”).
Past performance, as shown for the Predecessor Fund, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	• how the Predecessor Fund’s performance changed from year to year over ten years; and • how the Predecessor Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, as shown for the Predecessor Fund, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Predecessor Fund’s Advisor Class shares, which were reorganized into shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Predecessor Fund’s: Best Quarter was up 11.71%, 2nd quarter, 2020; and Worst Quarter was down -14.01%, 1st quarter, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax Returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Predecessor Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
AB High Yield ETF | AB High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
After 1 Year	rr_ExpenseExampleYear01	$ 41
After 3 Years	rr_ExpenseExampleYear03	128
After 5 Years	rr_ExpenseExampleYear05	224
After 10 Years	rr_ExpenseExampleYear10	$ 505
2013	rr_AnnualReturn2013	9.12%
2014	rr_AnnualReturn2014	3.99%
2015	rr_AnnualReturn2015	(5.14%)
2016	rr_AnnualReturn2016	15.58%
2017	rr_AnnualReturn2017	6.22%
2018	rr_AnnualReturn2018	(2.41%)
2019	rr_AnnualReturn2019	14.89%
2020	rr_AnnualReturn2020	8.84%
2021	rr_AnnualReturn2021	6.48%
2022	rr_AnnualReturn2022	(11.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.01%)
1 Year	rr_AverageAnnualReturnYear01	(11.70%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.79%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.25%	[3]
AB High Yield ETF | Return After Taxes on Distributions | AB High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.16%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	0.29%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	1.44%	[3],[4]
AB High Yield ETF | Return After Taxes on Distributions and Sale of Fund Shares | AB High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.90%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	2.00%	[3],[4]
AB High Yield ETF | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.18%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.30%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.03%	[5]
AB High Yield ETF | Markit iBoxx USD Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.74%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.96%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.34%	[5]

[1]
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non‑operating expenses, including brokerage commissions.

[2]	Total “Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	The table shows returns for the Predecessor Fund’s Class Advisor shares. Effective April 14, 2023, the Predecessor Fund intends to convert its existing Class A and Class Z shares to Advisor Class shares and terminate the Class A and Class Z shares. Class A shares of the Predecessor Fund were in operation during the period from July 26, 2016, until February 26, 2018, and resumed operations on April 30, 2021; Class Z shares of the Predecessor Fund were in operation during the period from July 26, 2016, until February 26, 2018, and resumed operations on April 30, 2021; and Advisor Class shares of the Predecessor Fund have been in operation since July 26, 2016. From February 26, 2018 through April 29, 2021, the Predecessor Fund had a performance-based, or fulcrum, advisory fee. The Fund has a fixed investment advisory fee. Accordingly, performance information shown for this period reflects performance fee adjustments and would have been different if the Predecessor Fund had been managed under the current advisory fee arrangement. In addition, on July 26, 2016, the Predecessor Fund acquired the assets and liabilities of the AB High Yield Portfolio, a series of The AB Pooling Portfolios. Upon completion of that reorganization, the Predecessor Fund adopted the accounting history and performance of that series. The performance shown above reflects that reorganization.
[4]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Predecessor Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]
Effective April 30, 2021, the broad-based index used for comparing the Fund’s performance changed from the Markit iBoxx USD Liquid High Yield Index to the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index in connection with the elimination of a performance (fulcrum) fee arrangement for the Fund.